Average Annual Total Returns - Goldman Sachs Equal Weight US Large Cap Equity ETF	Goldman Sachs Equal Weight U.S. Large Cap Equity ETF 1 Year	Goldman Sachs Equal Weight U.S. Large Cap Equity ETF Since Inception	Goldman Sachs Equal Weight U.S. Large Cap Equity ETF Inception Date	Goldman Sachs Equal Weight U.S. Large Cap Equity ETF Return After Taxes on Distributions 1 Year	Goldman Sachs Equal Weight U.S. Large Cap Equity ETF Return After Taxes on Distributions Since Inception	Goldman Sachs Equal Weight U.S. Large Cap Equity ETF Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Goldman Sachs Equal Weight U.S. Large Cap Equity ETF Return After Taxes on Distributions and Sale of Fund Shares Since Inception	Solactive US Large Cap Equal Weight Index (GTR) (reflects no deduction for fees or expenses) 1 Year	Solactive US Large Cap Equal Weight Index (GTR) (reflects no deduction for fees or expenses) Since Inception	S&P 500 Index (Total Return, unhedged, USD) (reflects no deduction for fees or expenses) 1 Year	S&P 500 Index (Total Return, unhedged, USD) (reflects no deduction for fees or expenses) Since Inception
Total	16.17%	13.25%	Sep. 12, 2017	15.58%	12.32%	9.75%	9.92%	16.43%	13.44%	18.34%	15.35%